UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06404

American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio	November 30, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)

(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities — 10.7%
Fixed Rate — 10.7%
Federal Home Loan Mortgage Corporation
5.50%, 1/1/18, #E93231 (b)		$642,961	$659,262	$652,330
9.00%, 7/1/30, #C40149		87,152	89,245	94,607
Federal National Mortgage Association
6.00%, 10/1/16, #610761 (b)		344,266	349,555	352,722
5.00%, 7/1/18, #724954 (b)		1,418,952	1,417,327	1,422,660
6.50%, 6/1/29, #252497 (b)		168,807	167,778	174,943
7.50%, 3/1/30, #495694		84,536	83,294	88,376
7.50%, 5/1/30, #535289 (b)		33,294	32,282	35,532
8.00%, 5/1/30, #538266 (b)		11,667	11,534	12,456
6.00%, 5/1/31, #535909 (b)		321,505	323,154	328,320
6.50%, 11/1/31, #613339 (b)		154,671	157,771	159,968
5.50%, 7/1/33, #720735 (b)		2,043,189	2,020,956	2,051,772

Total U.S. Government Agency Mortgage-Backed Securities			5,312,158	5,373,686

Corporate Notes (c) — 7.1%
Fixed Rate — 7.1%
Stratus Properties V, 6.92%, 12/31/11 (e)	06/01/07	3,500,000	3,500,000	3,605,000

Whole Loans and Participation Mortgages (c) (d) — 94.4%
Commercial Loans — 63.7%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 (b)	12/30/05	1,476,769	1,476,769	1,520,219
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	856,479	856,479	873,609
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 (b)	6/14/07	1,943,956	1,943,956	2,041,154
Dependable Mini-Storage I, Plano, TX, 6.64%, 7/1/11 (b) (e)	6/27/06	2,800,000	2,800,000	2,884,000
Dependable Mini-Storage II, Plano, TX, 11.88%, 7/1/11 (e)	6/27/06	300,000	300,000	309,000
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,628,671	1,628,671	1,535,929
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (b)	6/11/02	1,987,023	1,987,018	2,066,503
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 (e)	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 (e)	6/28/07	2,000,000	2,000,000	2,060,000
Metro Center, Albuquerque, NM, 5.20%, 5/1/09 (b)	4/7/04	2,462,027	2,462,027	2,479,668
Metro Center II, Albuquerque, NM, 7.88%, 5/1/09	3/20/06	147,132	147,132	137,298
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 (b)	2/28/06	1,601,700	1,601,700	1,649,751
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 (b)	12/28/06	1,763,918	1,763,918	1,852,113
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	969,047	969,047	1,007,809
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 (b) (e)	10/2/06	1,900,000	1,900,000	1,957,000
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 (b) (e)	8/3/06	1,900,000	1,900,000	1,995,000
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 (b)	12/23/05	1,388,050	1,388,050	1,439,510
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 (b)	1/6/03	1,526,275	1,526,275	1,587,326
Stephens Center, Missoula, MT, 6.38%, 9/1/10 (b)	4/20/06	1,857,320	1,857,320	1,926,719
Voit Office Building, Orange, CA, 8.13%, 9/1/08 (b)	8/17/01	1,452,819	1,452,819	1,467,347
			31,211,181	32,102,455
Multifamily Loans — 29.3%
Applewood Manor, Duluth, MN, 8.63%, 1/1/08	12/23/93	585,685	582,757	493,841
Cascade Village, Cascade Township, MI, 5.25%, 12/1/09	11/23/04	1,559,134	1,559,134	1,461,307
Forest Club Apartments, Dallas, TX, 11.88%, 5/1/08 (e)	4/19/06	1,720,000	1,720,000	1,599,361
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	829,511	842,655	840,441
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 (b)	6/3/04	1,187,021	1,187,021	1,205,527
Park Hollywood, Portland, OR, 7.38%, 6/1/12	5/31/02	1,114,822	1,114,822	1,170,564
Spring Creek Gardens, Plano, TX, 7.81%, 1/1/09 (e) (f)	12/22/05	2,050,000	2,050,000	1,819,465
Steel Lake Apartments, Federal Way, WA, 7.34%, 6/1/08 (e) (f)	5/31/05	3,985,000	3,985,000	3,344,050
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	9/29/99	1,093,441	1,093,441	1,102,788
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 8.06%, 3/1/08 (f)	2/21/03	835,795	835,795	640,919
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/08	2/21/03	154,305	154,305	140,564
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08	8/26/98	940,501	940,501	949,906
			16,065,431	14,768,733
Single Family Loans — 1.4%
Aegis II, 2 loans, midwestern United States, 9.66%, 1/28/14 (g)	12/28/95	6,789	6,220	6,867

2007 Quarterly Report	1	American Strategic Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (continued)	November 30, 2007

Description of Security	Date Acquired	Par Value/Shares	Cost	Value (a)
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	$22,003	$20,959	$22,662
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	82,623	83,158	77,161
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	36,297	35,625	34,377
Bluebonnet Savings and Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	143,746	131,697	139,706
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10	5/22/92	1,057	1,036	967
CLSI Allison Wiliams, 1 loan, Texas, 9.38%, 8/1/17	2/28/92	8,865	8,154	8,580
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21	1/7/92	35,574	33,643	34,563
Cross Roads Savings and Loan II, 1 loan, Oklahoma, 8.34%, 1/1/21 (g)	1/7/92	21,519	20,237	19,901
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	20,021	16,992	20,351
First Boston Mortgage Pool, 1 loans, United States, 9.04%, 7/1/08	6/23/92	5,077	5,077	5,088
Knutson Mortgage Portfolio I, 2 loans, midwestern United States, 9.37%, 8/1/17	2/26/92	142,224	135,714	146,491
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	44,571	42,342	45,908
Nomura III, 4 loans, midwestern United States, 8.20%, 4/29/17	9/29/95	105,019	94,932	107,666
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	2/21/92	59,813	49,072	61,608
			684,858	731,896

Total Whole Loans and Participation Mortgages			47,961,470	47,603,084

Preferred Stocks — 18.6%
Real Estate Investment Trusts — 18.6%
AMB Property, Series L (b)		14,500	359,755	305,950
AMB Property, Series M (b)		5,600	139,850	120,736
AMB Property, Series P (b)		14,500	367,575	309,720
BRE Properties, Series C (b)		400	10,216	8,388
BRE Properties, Series D (b)		400	10,180	8,396
Developers Diversified Realty, Series H (b)		4,750	122,821	105,355
Developers Diversified Realty, Series I (b)		3,800	100,450	84,930
Duke Realty, Series J (b)		2,100	52,246	44,310
Duke Realty, Series K (b)		6,200	152,826	126,356
Duke Realty, Series L (b)		12,000	302,160	251,160
Duke Realty, Series M (b)		2,000	50,000	44,440
Equity Residential Properties, Series N (b)		20,100	500,946	434,562
Health Care Properties, Series E (b)		10,500	274,759	218,925
Health Care Properties, Series F (b)		15,150	390,230	312,241
Hospitality Properties Trust, Series C (b)		52,700	1,293,720	1,014,475
HRPT Properties Trust, Series B (b)		8,171	212,725	204,684
Kimco Realty, Series F (b)		19,400	500,619	426,800
Kimco Realty, Series G (b)		25,000	625,000	588,750
Post Properties, Series B (b)		17,800	468,112	397,118
Prologis Trust, Series F (b)		6,700	167,835	148,271
Prologis Trust, Series G (b)		13,200	330,984	290,136
Public Storage, Series A (b)		6,000	144,291	127,380
Public Storage, Series F (b)		9,300	231,105	189,720
Public Storage, Series L (b)		27,400	673,400	582,250
Public Storage, Series M (b)		4,000	100,000	82,760
Public Storage, Series X (b)		11,500	282,309	227,700
Public Storage, Series Z (b)		3,000	74,330	61,020
Realty Income, Series D (b)		20,500	546,185	483,800
Realty Income, Series E (b)		27,000	679,050	571,050
Regency Centers Series C (b)		16,000	394,675	355,840
Regency Centers, Series D (b)		34,850	902,085	768,442
Vornado Realty Trust, Series E (b)		4,800	121,338	104,400
Vornado Realty Trust, Series F (b)		7,800	199,340	160,212
Vornado Realty Trust, Series G (b)		8,000	200,400	163,200
Vornado Realty Trust, Series I (b)		2,000	46,500	40,800

2007 Quarterly Report	2	American Strategic Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (continued)	November 30, 2007

Total Preferred Stocks		11,028,017	9,364,277

Total Investments in Unaffiliated Securities		$67,801,645	$65,946,047

Short-Term Investments — 5.7%

First American Prime Obligations Fund, Class Z (h)	2,866,650	2,866,650	2,866,650

Total Investments in Securities (i) — 136.5%		$70,668,295	$68,812,697

Other Assets and Liabilities, Net — (36.5)%			(18,389,948)

Total Net Assets — 100.0%			$$50,422,749

Notes to Schedule of Investments:
(a)
Security valuations for the fund’s investments (other than whole loans and participation mortgages) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund’s investments in whole loans (single family, multifamily, and commercial) and participation mortgages are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in negotiations between the fund and third parties.

As of November 30, 2007, the fund held fair value securities with a value of $51,208,084 or 101.5% of net assets.

(b)	On November 30, 2007, securities valued at $40,301,465 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 9,000,000	11/1/07	5.56%	12/3/07	$41,720	(1)
4,926,705	11/8/07	4.90%	12/7/07	15,423	(2)
4,690,000	11/8/07	5.37%	12/10/07	9,831	(3)
$18,616,705				$66,974

*Interest rate as of November 30, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

2007 Quarterly Report	3	American Strategic Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (continued)

Name of broker and description of collateral:
(1)	Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $642,961 par
Federal National Mortgage Association, 6.00%, 10/1/16, $344,266 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,418,952 par
Federal National Mortgage Association, 6.50%, 6/1/29, $168,807 par
Federal National Mortgage Association, 7.50%, 5/1/30, $33,294 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,667 par
Federal National Mortgage Association, 6.00%, 5/1/31, $321,505 par
Federal National Mortgage Association, 6.50%, 11/1/31, $154,671 par
Federal National Mortgage Association, 5.50%, 7/1/33, $2,043,189 par
(2)	Morgan Stanley:
Advance Self Storage, 6.13%, 1/1/11, $1,476,769 par
Copper Junction, 6.38%, 7/1/17, $1,943,956 par
Dependable Mini-Storage I, 6.64%, 7/1/11, $2,800,000 par
Hunt Club Apartments, 5.64%, 7/1/11, $1,187,021 par
Integrity Plaza Shopping Center, 7.88%, 7/1/12, $1,987,023 par
Metro Center, 5.20%, 5/1/09, $2,462,027 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,601,700 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,763,918 par
Palace Court, 6.68%, 11/1/11, $1,900,000 par
Par 3 Office Building, 6.63%, 8/1/13, $1,900,000 par
Perkins Restaurant, 6.38%, 1/1/11 $1,388,050 par
Rockwood Galleria, 7.25%, 2/1/11, $1,526,275 par
Stephens Center, 6.38%, 9/1/10, $1,857,320 par
Voit Office Building, 8.13%, 9/1/08 $1,452,819 par
(3)	Dresdner Bank:
AMB Property, Series L, 14,500 shares
AMB Property, Series M, 5,600 shares
AMB Property, Series P, 13,968 shares
BRE Properties, Series C, 400 shares
BRE Properties, Series D, 400 shares
Developers Diversified Realty, Series H, 4,750 shares
Developers Diversified Realty, Series I, 3,500 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series K, 6,200 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 20,100 shares
Health Care Properties, Series E, 10,500 shares
Health Care Properties, Series F, 15,150 shares
Hospitality Property Trust, Series C, 52,700 shares
HRPT Properties Trust, Series B, 8,171 shares
Kimco Realty, Series F, 19,400 shares
Kimco Realty, Series G, 25,000 shares
Post Properties, Series B, 12,500 shares
Prologis Trust, Series F, 6,700 shares
Prologis Trust, Series G, 13,200 shares
Public Storage, Series A, 6,000 shares
Public Storage, Series F, 9,300 shares
Public Storage, Series L, 27,400 shares
Public Storage, Series M, 4,000 shares
Public Storage, Series X, 11,500 shares
Public Storage, Series Z, 3,000 shares
Realty Income, Series D, 20,500 shares
Realty Income, Series E, 27,000 shares
Regency Centers, Series C, 7,500 shares
Regency Centers, Series D, 34,850 shares
Vornado Realty Trust, Series E, 4,800 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series G, 8,000 shares
Vornado Realty Trust, Series I, 2,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $10,000,000 lending commitment.

2007 Quarterly Report	4	American Strategic Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (concluded)	November 30, 2007

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $6,500,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $6,500,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on November 30, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2007.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance of the loan is due at maturity. The interest rate disclosed represents the coupon rate in effect as of November 30, 2007.

(f)	Variable Rate Security - The rate shown is the net coupon rate as of November 30, 2007.

(g)	Loan or a portion of this loan not current on interest and/or principal payments.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)
On November 30, 2007, the cost of investments in securities for federal income tax purposes was $70,668,295. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, was as follows:

Gross unrealized appreciation	$1,314,995
Gross unrealized depreciation	(3,170,593)
Net unrealized depreciation	$(1,855,598)

2007 Quarterly Report	5	American Strategic Income Portfolio

Item 2 – Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr. President Date: January 17, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr. Treasurer Date: January 17, 2008